Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Land Use Rights, Net

	2022	2023
	(RMB in thousands)
Gross carrying amount	1,032,000	1,032,000
Accumulated amortization	(100,333)	(134,733)
Net carrying amount	931,667	897,267

Schedule of Amortization Expenses For Future Periods

As of December 31, 2023, amortization expenses for future periods are estimated to be as follows:

2023
(RMB in thousands)
2024	34,400
2025	34,400
2026	34,400
2027	34,400
2028	34,400
Thereafter	725,267
Total expected amortization expenses	897,267